Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and Cash Equivalents	$ 353,842	$ 218,484	$ 144,205
Restricted Cash	165,294	72,528	65,284
Total	$ 519,136	$ 291,012	$ 209,489	$ 80,560